CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating revenue
Traffic revenue	¥ 95,279	¥ 87,027	¥ 148,117
Other operating revenue	6,365	5,534	6,205
Total operating revenue	101,644	92,561	154,322
Operating expenses
Flight operation expenses	45,569	37,545	70,566
Maintenance expenses	12,162	13,375	13,057
Aircraft and transportation service expenses	21,147	18,743	26,591
Promotion and selling expenses	4,705	5,007	7,755
General and administrative expenses	3,663	4,088	4,073
Depreciation and amortization	24,241	24,590	24,620
Impairment losses on property, plant and equipment, right-of-use assets and other assets	2,597	3,961	18
Others	2,256	1,802	1,928
Total operating expenses	116,340	109,111	148,608
Other net income	4,767	4,686	5,124
Operating (loss)/ profit	(9,929)	(11,864)	10,838
Interest income	675	322	74
Interest expense	(6,202)	(6,716)	(5,845)
Exchange gain/(loss), net	1,575	3,485	(1,477)
Share of associates' results	9	(776)	(178)
Share of joint ventures' results	271	309	365
Loss on disposal of a subsidiary	0	(8)
Changes in fair value of financial assets / liabilities	(309)	53	265
Remeasurement of the originally held equity interests in a joint venture	0	0	13
(Loss)/profit before income tax	(13,910)	(15,195)	4,055
Income tax	2,894	3,368	(971)
(Loss)/Profit for the year	(11,016)	(11,827)	3,084
(Loss)/profit attributable to:
Equity shareholders of the Company	(12,106)	(10,847)	2,640
Non-controlling interests	1,090	(980)	444
(Loss)/Profit for the year	¥ (11,016)	¥ (11,827)	¥ 3,084
(Loss)/earnings per share
Basic and diluted	¥ (0.75)	¥ (0.77)	¥ 0.22